Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Revenues	$ 763	$ 2,032	$ 3,820
Research and development expenses	(11,951)	(10,976)	(6,075)
General and administrative expenses	(2,951)	(3,063)	(3,159)
Operating loss	(14,139)	(12,007)	(5,414)
Total financial expense, net	(304)	(618)	(1,153)
Loss before taxes on income	(14,443)	(12,625)	(6,567)
Taxes on income			(4)
Net loss	(14,443)	(12,625)	(6,571)
Deemed dividend	(715)
Total comprehensive loss	$ (15,158)	$ (12,625)	$ (6,571)
Basic and diluted net loss per share (in Dollars per share)	$ (0.04)	$ (0.14)	$ (0.17)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share (in Shares)	358,411,297	85,909,859	38,902,214